INVESTMENT SECURITIES - Investments in equity securities at fair value through OCI (Details) - Investments in equity instruments designated at fair value through other comprehensive income [member] - Equity investments - Investment securities at fair value - COP ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Cost	$ 599,156	$ 606,038
Unrealized Gain	919,638	726,493
Unrealized Losses	(3,704)	(4,439)
Fair Value	1,515,090	1,328,092
Colombia, Pesos
Disclosure of financial assets [line items]
Cost	585,793	593,573
Unrealized Gain	914,664	720,402
Unrealized Losses	(3,704)	(4,439)
Fair Value	1,496,753	1,309,536
Foreign currency
Disclosure of financial assets [line items]
Cost	13,363	12,465
Unrealized Gain	4,974	6,091
Fair Value	$ 18,337	$ 18,556